Subsequent Events (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 23, 2025	Feb. 13, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Net proceeds		$ 12,000,000
Shares issued				100	100
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued			3,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued	89,655,171
Proceeds from issuance or sale of equity	$ 69,600,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued	728,988
Subsequent Event [Member] | Prefunded Warrants [Member]
Subsequent Event [Line Items]
Shares issued	29,156,069
Subsequent Event [Member] | Common Warrants A [Member]
Subsequent Event [Line Items]
Shares issued	29,885,057
Subsequent Event [Member] | Common Warrants B [Member]
Subsequent Event [Line Items]
Shares issued	29,885,057
Subsequent Event [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Shares issued	2,390,804
Subsequent Event [Member] | Common Stock Underlying Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Shares issued	2,390,804
Subsequent Event [Member] | Definitive Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Share price	$ 0.87
Gross proceeds	$ 26,000,000
IPO [Member]
Subsequent Event [Line Items]
Ordinary shares		3,000,000
Par value per stock share		$ 0.001
Share price		$ 4.00
IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares		3,000,000
Par value per stock share		$ 0.001
Share price		$ 4.00
Gross proceeds		$ 12,000,000
Net proceeds		$ 10,600,000